Warrants from Public Offering (Details)	1 Months Ended				12 Months Ended
	Jul. 17, 2018 CHF (SFr) shares	Jan. 30, 2018 CHF (SFr) SFr / shares	Feb. 21, 2017 USD ($) $ / shares shares	Feb. 21, 2017 CHF (SFr) shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2018 CHF (SFr) shares	Dec. 31, 2017 CHF (SFr)
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares					4,125,949	35,516,785
Transaction costs recognized in profit or loss						SFr 520,125	SFr 1,026,766
Warrants issued (in shares) | shares			39,725	39,725
USD [Member]
Statement Line Items [Line Items]
Exercise price (in USD per share) | $ / shares			$ 240.00
Public offering [Member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares			10,000,000
Conversion ratio			0.70	0.70
Net proceeds after underwriting discounts				SFr 9,100,000
Share issue related cost				903,919
Transaction costs recognized in equity				397,685
Transaction costs recognized in profit or loss				SFr 506,234
Period of option to purchase additional common shares and/or additional warrants			30 days	30 days
Additional equity available for purchase (up to) (in shares) | shares			7,500	7,500
Gross proceeds				SFr 9,998,305
Public offering [Member] | USD [Member]
Statement Line Items [Line Items]
Net proceeds after underwriting discounts | $			$ 9,100,000
Warrant [Member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares			10,000,000
Conversion ratio			0.40	0.40
Additional equity available for purchase (up to) (in shares) | shares			7,500	7,500
Additional warrants purchased (in shares) | shares			6,750	6,750
Exercise price (in USD per share) | SFr / shares		SFr 100.00			SFr 1.20
Gross proceeds				SFr 5,091,817
Warrants outstanding		SFr 37,499
Common shares issued (in shares) | shares					7,945,000
Decrease in fair value of warrants					SFr 2,479,394	2,483,747
Fair value of warrants		SFr 62,499			166,301	166,301
Revaluation gain of the derivative					SFr 285,298	1,908,798
Number of common shares exercisable through warrants, up to (in shares) | shares					100.00
Description of fair value of warrants					The fair value of the warrants amounted to CHF [0]. Since its initial recognition on January 30, 2018, the fair value of the warrants has decreased by CHF [0], resulting in a gain in the corresponding amount (fair value as of January 30, 2018: CHF [0]).
Equity [Member]
Statement Line Items [Line Items]
Gross proceeds				SFr 4,906,488
Series B Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares	224,358
Gross proceeds					SFr 1,117,125
Warrants outstanding	SFr 34,535				SFr 81,138
Common shares issued (in shares) | shares					143,221
Fair value of warrants					SFr 4,353
Description of fair value of warrants					The fair value amounted to CHF 0.00 (2018: CHF 215,572). The fair value decreased by CHF 215,572 resulting in a revaluation gain of the same amount for the year ended December 31, 2019 (fair value as of July 17, 2018: CHF 137,987).
Series A Warrants [Member]
Statement Line Items [Line Items]
Number of shares issued (in shares) | shares	314,102
Exercise price (in USD per share) | SFr / shares					SFr 7.80
Gross proceeds					SFr 1,132,762
Common shares issued (in shares) | shares	897,435				145,226
At fair value [member]
Statement Line Items [Line Items]
Warrants outstanding					SFr 3,005,348	SFr 3,005,348
Decrease in fair value of warrants	SFr 2,433,099
Fair value loss amount	SFr 572,249